Income taxes (Narrative) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2017
Disclosure Income Taxes [Line Items]
Net tax expense	[1]	$ 1,468		$ 4,305		$ 777
Deferred tax expense / (income) relating to changes in tax rates		3,415
Deferred tax assets		10,105	[2]	10,056	[2]		$ 10,182	$ 13,158
Net tax benefit recognized in other comprehensive income		345		164
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits		$ 53		1,263
Description of tax laws applicable to unused tax losses		In general, Swiss tax losses can be carried forward for seven years, US federal tax losses incurred prior to 31 December 2017 for 20 years and US federal tax losses incurred after 31 December 2017 and also UK tax losses for an unlimited period.
Unrecognized tax losses carried forward for which no deferred tax asset recognised		$ 38,428		47,427
Switzerland
Disclosure Income Taxes [Line Items]
Deferred tax assets		300		2,500
UK
Disclosure Income Taxes [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised		14,200		14,300
United States
Disclosure Income Taxes [Line Items]
Deferred tax assets		9,500		7,200
Unrecognized tax losses carried forward for which no deferred tax asset recognised		20,000		28,600
Other locations
Disclosure Income Taxes [Line Items]
Deferred tax assets		300		400
Unrecognized tax losses carried forward for which no deferred tax asset recognised		4,200		4,500
Swiss
Disclosure Income Taxes [Line Items]
Net tax expense		2,846
Deferred tax expense / (income) of changes in previously recognized tax losses carried forward and deductible temporary differences		760
Write-off on Swiss Temporary Difference DTA related to US Investment		1,617
Non-Swiss
Disclosure Income Taxes [Line Items]
Net tax expense		(1,378)
Net increase / (decrease) of US deferred tax assets		2,052
Other deferred tax expense / (income)		99
UBS AG
Disclosure Income Taxes [Line Items]
Net tax expense	[1]	1,345		4,242		$ 753
Deferred tax expense / (income) relating to changes in tax rates		3,399
Deferred tax assets		10,066	[2]	9,993	[2]		$ 10,118	$ 13,147
Net tax benefit recognized in other comprehensive income		314		159
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits		$ 53		1,216
Description of tax laws applicable to unused tax losses		In general, Swiss tax losses can be carried forward for seven years, US federal tax losses incurred before 31 December 2017 for 20 years and US federal tax losses incurred after 31 December 2017 and also UK tax losses for an unlimited period.
Unrecognized tax losses carried forward for which no deferred tax asset recognised		$ 38,428		47,427
UBS AG | Switzerland
Disclosure Income Taxes [Line Items]
Deferred tax assets		300		2,500
UBS AG | UK
Disclosure Income Taxes [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised		14,200		14,300
UBS AG | United States
Disclosure Income Taxes [Line Items]
Deferred tax assets		9,500		7,200
Unrecognized tax losses carried forward for which no deferred tax asset recognised		20,000		28,600
UBS AG | Other locations
Disclosure Income Taxes [Line Items]
Deferred tax assets		300		300
Unrecognized tax losses carried forward for which no deferred tax asset recognised		4,200		$ 4,500
UBS AG | Swiss
Disclosure Income Taxes [Line Items]
Net tax expense		2,760
Deferred tax expense / (income) of changes in previously recognized tax losses carried forward and deductible temporary differences		709
Write-off on Swiss Temporary Difference DTA related to US Investment		1,617
UBS AG | Non-Swiss
Disclosure Income Taxes [Line Items]
Net tax expense		(1,415)
Net increase / (decrease) of US deferred tax assets		2,052
Other deferred tax expense / (income)		$ 100

[1]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[2]	Less deferred tax liabilities as applicable.